Note 8 - Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Fair Value, Liabilities Measured on Recurring Basis [Table Text Block]
Beginning balance as of January 1, 2023	$-
Issuance of Convertible Notes	15,800
Change in fair value of derivative liabilities	142,200
Ending balance on December 31, 2023	158,000
Change in fair value of derivative liabilities	(158,000)
Ending balance on December 31, 2024	$-

Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]
	For the Years Ended
	December 31,
	2024	2023
Risk-free interest rate	4.21%	3.55% - 4.15%
Contractual term (years)	5.50	5.50
Expected volatility	57.99%	52.21%
Expected dividends	—%	—%

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Beginning balance as of January 1, 2024	$-
Reclassification of Historical Warrants	2,130,167
Issuance of warrant liabilities	1,563,400
Change in fair value of warrant liabilities	(2,198,051)
Ending balance on December 31, 2024	$1,495,516

North Run Warrants [Member]
Notes Tables
Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]
For the Year Ended
December 31, 2024
Risk-free interest rate	3.55% - 3.58%
Expected term (years)	5.35 - 5.5
Expected volatility	42.60% - 43.20%
Expected dividends	0.00%
For the Year Ended
December 31, 2024
Risk-free interest rate	3.58% - 4.38%
Expected term (years)	2.32 - 5.15
Expected volatility	39.58% - 60.80%
Expected dividends	0.00%